GENERAL	12 Months Ended
Dec. 31, 2019
GENERAL [Abstract]
GENERAL

1.	ORGANIZATION AND BUSINESS

Historical Structure of the Company

Frontline Ltd., the Company or Frontline, is an international shipping company incorporated in Bermuda as an exempted company under the Bermuda Companies Law of 1981 on June 12, 1992. The Company's ordinary shares are listed on the New York Stock Exchange and the Oslo Stock Exchange under the symbol of "FRO".

On July 1, 2015, the Company, Frontline Acquisition Ltd, or Frontline Acquisition, a newly formed and wholly owned subsidiary of the Company, and Frontline 2012 Ltd, or Frontline 2012, entered into an agreement and plan of merger, (as amended from time to time, the "Merger Agreement") pursuant to which Frontline Acquisition and Frontline 2012 agreed to enter into a merger transaction, or the Merger, with Frontline 2012 as the surviving legal entity and thus becoming a wholly owned subsidiary of the Company. For accounting purposes, the acquisition of Frontline 2012 has been treated as a reverse business acquisition. The Merger was completed on November 30, 2015 and shareholders in Frontline 2012 received shares in the Company as merger consideration. One share in Frontline 2012 gave the right to receive 2.55 shares in the Company and 583.6 million shares were issued as merger consideration based on the total number of Frontline 2012 shares of 249.1 million less 6.8 million treasury shares held by Frontline 2012 and 13.46 million Frontline 2012 shares held by the Company, which were cancelled upon completion of the Merger.

Business

The Company operates oil tankers of two sizes: VLCCs, which are between 200,000 and 320,000 dwt, and Suezmax tankers, which are vessels between 120,000 and 170,000 dwt, and operates LR2/Aframax tankers, which are clean product tankers, and range in size from 111,000 to 115,000 dwt. The Company operates through subsidiaries located in Bermuda, India, Liberia, the Marshall Islands, Norway, the United Kingdom and Singapore. The Company is also involved in the charter, purchase and sale of vessels.

As of December 31, 2019, the Company's fleet consisted of 71 vessels, with an aggregate capacity of approximately 13.5 million DWT. The Company's fleet consisted of:

(i)	48 vessels owned by the Company (14 VLCCs, 16 Suezmax tankers and 18 LR2/Aframax tankers),

(ii)	three VLCCs that are under finance leases,

(iii)
10 Suezmax tankers to be acquired under the Sale and Purchase Agreement, or the SPA, with Trafigura Maritime Logistics, or TML, a wholly owned subsidiary of Trafigura Group Pte Ltd, or Trafigura, five of which are currently recorded under finance leases and five of which will be recorded on closing of the Acquisition, (see Note 5. to our consolidated financial statements for a detailed description of the accounting for this transaction)

(iv)	one VLCC that is recorded as an investment in a finance lease,

(v)	two VLCCs chartered-in from an unrelated third party, and

(vi)	seven vessels that are under the Company's commercial management (three VLCCs, two Suezmax tankers and two Aframax oil tankers).

Furthermore, as of December 31, 2019, the Company’s newbuilding program comprised one Suezmax tanker and one VLCC, which are expected to be delivered in April and May 2020, respectively, and four LR2 tankers, which are expected to be delivered in January 2021, March 2021, October 2021 and January 2022.